SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, Variable Consideration Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 1,813	$ 2,050
Current period provision	5,428	5,036
Payments and credits	(5,378)	(5,273)
Balance, end of year	1,863	1,813
Discounts and Allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	190	182
Current period provision	625	621
Payments and credits	(593)	(613)
Balance, end of year	222	190
Returns
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	575	691
Current period provision	131	120
Payments and credits	(224)	(236)
Balance, end of year	482	575
Rebates
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	779	927
Current period provision	2,462	2,174
Payments and credits	(2,297)	(2,322)
Balance, end of year	944	779
Chargebacks
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	184	168
Current period provision	1,999	1,925
Payments and credits	(2,013)	(1,909)
Balance, end of year	170	184
Distribution Fees
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	85	82
Current period provision	211	196
Payments and credits	(251)	(193)
Balance, end of year	$ 45	$ 85